Lease Right-Of-Use Asset and Lease Liabilities - Schedule of Operating Lease Right and Lease Liability (Details) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Leases [Abstract]
Gross lease payable			$ 195,803	$ 259,257
Less: imputed interest			(4,824)	(11,888)
Initial recognition as of June 1, 2019	$ 247,369	$ 247,369	195,803	247,369
Operating lease right of use asset Initial recognition
Operating lease right of use asset Accumulated amortization	(54,628)	0
Operating lease right of use asset Initial recognition	192,741
Initial recognition as of June 1, 2019	247,369
Less: gross repayment	(56,390)
Add: imputed interest	4,824
Balance as of May 31, 2020	$ 195,803	$ 247,369
Less: lease liability current portion			(83,044)
Lease liability non-current portion			$ 112,759